Note 15 - Other Comprehensive Income (Loss) (Details) - Changes in Accumulated Other Comprehensive Income (Loss) by Component - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Year Ended	¥ 1,712,786
Other comprehensive income (loss)	222,128	¥ 1,448,811	¥ 287,283
Year Ended	1,938,649	1,712,786
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Year Ended	1,483,356	495,217
Other comprehensive income (loss) before reclassifications	84,624	1,054,562
Amounts reclassified out of accumulated other comprehensive income	(23,034)	(66,423)
Other comprehensive income (loss)	61,590	988,139
Year Ended	1,544,946	1,483,356	495,217
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Year Ended	(146,203)	(187,318)
Other comprehensive income (loss) before reclassifications	(81,449)	40,879
Amounts reclassified out of accumulated other comprehensive income	(1,551)	236
Other comprehensive income (loss)	(83,000)	41,115
Year Ended	(229,203)	(146,203)	(187,318)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Year Ended	375,633	(44,129)
Other comprehensive income (loss) before reclassifications	247,273	419,701
Other comprehensive income (loss)	247,273	419,701
Other		61
Year Ended	622,906	375,633	(44,129)
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Year Ended	1,712,786	263,770
Other comprehensive income (loss) before reclassifications	250,448	1,515,142
Amounts reclassified out of accumulated other comprehensive income	(24,585)	(66,187)
Other comprehensive income (loss)	225,863	1,448,955	287,303
Other		61
Year Ended	¥ 1,938,649	¥ 1,712,786	¥ 263,770